Loans - Schedule of Aging of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable
Accruing	$ 68,617	$ 30,221
Non-accrual Loans	145,388	228,502
Acquired Impaired Loans	238,127	302,780	$ 62,848
Total Loans	$ 20,078,181	15,064,971
Past due loans threshold period	120 days
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	$ 194,201	282,001	70
Total Loans	$ 14,073,297	10,906,581
Past due loans threshold period	90 days
Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	$ 727	0
Non-accrual Loans	2,635	1,946
Total Loans	1,240,396	802,242
Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	2,364	3,164
Non-accrual Loans	24,457	25,950
Total Loans	2,529,885	2,277,749
Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	9,378	1,379
Non-accrual Loans	6,811	9,651
Total Loans	5,167,949	3,766,558
Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	11,660	4,991
Non-accrual Loans	77,823	164,934
Total Loans	5,135,067	4,060,032
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	6,749	4,312	$ 5,066
Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Current	2,962,043	1,229,761
Accruing	23,536	6,252
Non-accrual Loans	17,387	13,733
Total Loans	3,056,352	1,267,400
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	37,177	16,467
Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Current	2,250,205	2,129,110
Accruing	14,640	7,929
Non-accrual Loans	12,365	9,374
Total Loans	2,292,275	2,155,926
Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Current	59,836	127,047
Accruing	1,973	2,956
Non-accrual Loans	884	1,038
Total Loans	62,693	131,052
Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Current	95,263	82,052
Accruing	514	298
Non-accrual Loans	590	624
Total Loans	96,368	82,992
Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Current	490,399	515,857
Accruing	3,825	3,252
Non-accrual Loans	2,436	1,252
Total Loans	497,196	521,020
Current or Less Than 30 days past due
Accounts, Notes, Loans and Financing Receivable
Current	19,382,621	14,276,062
Current or Less Than 30 days past due | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Current	1,197,766	767,305
Current or Less Than 30 days past due | Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Current	2,398,487	2,123,014
Current or Less Than 30 days past due | Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Current	5,066,084	3,633,472
Current or Less Than 30 days past due | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Current	5,014,438	3,857,375
Current or Less Than 30 days past due | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Current	2,877,048	1,124,463
Current or Less Than 30 days past due | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Current	2,186,554	2,050,204
Current or Less Than 30 days past due | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Current	59,830	127,054
Current or Less Than 30 days past due | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Current	95,264	82,070
Current or Less Than 30 days past due | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Current	487,150	511,105
30-59 days
Accounts, Notes, Loans and Financing Receivable
Accruing	36,818	20,582
30-59 days | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	269	0
30-59 days | Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	1,631	1,452
30-59 days | Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	2,086	1,123
30-59 days | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	5,788	4,071
30-59 days | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	10,083	2,334
30-59 days | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	11,675	6,314
30-59 days | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	1,796	2,551
30-59 days | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	140	199
30-59 days | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	3,350	2,538
60-89 days
Accounts, Notes, Loans and Financing Receivable
Accruing	24,899	8,254
60-89 days | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
60-89 days | Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	659	1,712
60-89 days | Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	6,405	224
60-89 days | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	5,726	920
60-89 days | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	8,136	2,565
60-89 days | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	2,947	1,615
60-89 days | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	177	405
60-89 days | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	374	99
60-89 days | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	475	714
Greater than 90 days
Accounts, Notes, Loans and Financing Receivable
Accruing	6,900	1,385
Greater than 90 days | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	458	0
Greater than 90 days | Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	74	0
Greater than 90 days | Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	887	32
Greater than 90 days | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	146	0
Greater than 90 days | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	5,317	1,353
Greater than 90 days | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	18	0
Greater than 90 days | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Greater than 90 days | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	481,555	530,186
Acquired Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	39,268	32,991
Acquired Loans | Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	104,577	125,621
Acquired Loans | Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	85,676	122,056
Acquired Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	31,146	32,732
Acquired Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	138,381	122,952
Acquired Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	78,716	88,419
Acquired Loans | Consumer and Other Loans | Consumer - Indirect automobile
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	6	4
Acquired Loans | Consumer and Other Loans | Consumer - Credit card
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	0	0
Acquired Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	$ 3,785	$ 5,411